GOING CONCERN	9 Months Ended	12 Months Ended
	Oct. 31, 2019	Jan. 31, 2019
GOING CONCERN
GOING CONCERN

2. GOING CONCERN

The accompanying condensed consolidated financial statements have been prepared assuming the Company will continue as a going concern and will continue to conduct operations for the foreseeable future and realize assets and discharge liabilities in the ordinary course of operations. As of October 31, 2019, the Company had cash and cash equivalents of $1.4 million and working capital of $0.3 million.

The Company has incurred recurring losses and negative cash flows from operations since inception and has funded its operating losses through the sale of common stock, preferred stock, warrants to purchase common stock and the issuance of convertible notes. The Company incurred a net loss of $2.1 million and $4.4 million for the three months ended October 31, 2019 and 2018, respectively, and a net loss of $8.4 million and $13.2 million for the nine months ended October 31, 2019 and 2018, respectively. The Company had an accumulated deficit of $86.9 million as of October 31, 2019.

The Company has a limited operating history and its prospects are subject to risks, expenses and uncertainties frequently encountered by companies in its industry. The Company has taken steps to reduce its cash outflow by reducing headcount and curtailing certain research and development activities. The Company has retained a transaction advisory firm to assist with the evaluation of strategic alternatives. Strategic alternatives that have been or are being considered include a license or sale of late-stage topical minocycline product candidates, a sale of the Company, a strategic business combination and raising additional capital. However, there can be no assurance that the strategic review process will result in any transaction or on terms which are favorable to the Company. Failure to enter into a strategic transaction or raise additional capital could have a material adverse effect on the Company’s ability to achieve its business objectives. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The condensed consolidated financial statements do not contain any adjustments that might result from the resolution of any of the above uncertainties.

2.  GOING CONCERN

The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern and will continue to conduct operations for the foreseeable future and realize assets and discharge liabilities in the ordinary course of operations. As of January 31, 2019, the Company had cash and cash equivalents of $3.1 million and working capital of $1.1 million.

The Company has incurred recurring losses and negative cash flows from operations since inception and has funded its operating losses through the sale of common stock, preferred stock, warrants to purchase common stock and the issuance of convertible notes. The Company incurred a net loss of $17.3 million and $16.6 million for the years ended January 31, 2019 and 2018, respectively, and had an accumulated deficit of $78.5 million as of January 31, 2019.

The Company has a limited operating history and its prospects are subject to risks, expenses and uncertainties frequently encountered by companies in its industry. The Company continues its research and development efforts for its product candidates, which will require significant funding. If the Company is unable to obtain additional financing in the future or research and development efforts require higher than anticipated capital, there may be a negative impact on the financial viability of the Company. The Company plans to increase working capital by managing its cash flows and expenses and either entering into a strategic partnership or raising additional capital through private or public equity or debt financing. There can be no assurance that such financing or partnerships will be available or on terms which are favorable to the Company. While management of the Company believes that it has a plan to fund ongoing operations, there is no assurance that its plan will be successfully implemented. Failure to raise additional capital through one or more financings, enter into a strategic partnership or reduce certain discretionary spending could have a material adverse effect on the Company’s ability to achieve its intended business objectives. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements do not contain any adjustments that might result from the resolution of any of the above uncertainties.